Income Taxes (Details) - Schedule of Deferred Tax Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets [Abstract]
Reserves and allowances	$ 28	$ 22
R&D expenses	1,363	1,018
Intangible assets	4	50
Stock-based compensation	140	94
Lease liability	1,041	473
Loss carryforward	4,372	3,950
Deferred tax assets before valuation allowance	6,948	5,607
Less - valuation allowance	(5,837)	(5,084)
ROU Asset	(1,111)	(523)
Net deferred tax assets, net